S000109943 [Member] Investment Strategy - S000109943 [Member]	Oct. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (ETF). Under normal circumstances, the Fund seeks to provide capital appreciation through participation in large- and mid-capitalization U.S. equity markets while seeking to limit the potential for losses. The Fund pursues its investment objective by investing a portion of its assets in stocks of U.S. large- and mid-capitalization companies (the Equity Portfolio), while investing another portion of its assets using an options-based overlay strategy that employs put and call option contracts in an effort to reduce the Fund’s potential for losses (the Options Portfolio). The Equity Portfolio seeks investment results that, before fees and expenses, generally correspond to the performance of the Beta Advantage® Research Enhanced U.S. Equity Index (the Equity Portfolio Index). The Options Portfolio, in seeking to protect the Fund against losses, uses purchased put options on the S&P 500® Index (the Options Portfolio Index) or on one or more ETFs that seek to correspond with the performance of the Options Portfolio Index (each an Options Tracking ETF).
The Fund seeks to provide some downside protection using instruments in the Options Portfolio that are designed to limit a targeted range of losses (using the Options Portfolio Index as a proxy for the Fund’s performance). Under this strategy, the Fund maintains a laddered portfolio of one-year put options. Approximately 25% of these one-year put options expire each quarter, at which point the Fund purchases a new one-year put option covering approximately 25% of the Fund’s assets. Each one-year put option seeks to protect against losses in the Options Portfolio Index that exceed 15% over the applicable one-year period. To pay for this downside protection, the Fund generally sells short-dated call option contracts that are expected to limit upside participation over the option period of each call option. The upside participation within the Equity Portfolio is reduced, or limited, by the cost to the Fund of paying for the downside put option protection in the Options Portfolio. This limit on the Fund’s upside participation within the Equity Portfolio will vary depending on the amount of options premium required to fund the put option positions within the Options Portfolio. Neither the Fund’s upside participation investment results for the Equity Portfolio nor the downside loss protections for the Options Portfolio take into account the Fund's management fee and other expenses, which will further reduce the effective downside protection sought to be provided by the Fund and increase any losses experienced by the Fund and its shareholders. The Fund engages in purchased put option contracts (which give the holder the right, but not the obligation, to sell a specified amount of the reference asset at the strike price on a specified date) and sold put option contracts (which obligate the Fund to purchase the reference asset at the strike price if exercised by the counterparty). To help fund the cost of the protective put, the Fund sells call options. However, selling call options means that the Fund will give up some upside potential. As equity markets rise, the value of the Fund’s sold call options increases, creating losses on the call position that offset a portion of gains from the Fund’s Equity Portfolio. As a result, the Fund may not fully participate in strong market rallies. The Fund does not pursue a defined outcome strategy, and investors are not assured a specific buffer, or cushion, against loss. Instead, the Fund uses a laddered portfolio of put option contracts designed to protect the Fund’s portfolio from certain losses. No assurance can be given that the Fund’s use of put option contracts will be successful or provide any specific level of protection to the Fund or to any investor.
The Fund’s purchased put option contract strategy seeks to reduce the risks associated with traditional long-only equity strategies by providing investors with the potential for downside protection against market declines beyond a targeted threshold. The downside protection of each put option contract is realized fully only at the expiration of the applicable put option contract. No assurance can be given that the targeted downside protection level will be achieved. See “Options Portfolio” below for additional information.
Equity Portfolio
The Equity Portfolio Index was designed to reflect the performance of U.S. large- and mid-cap growth and value companies selected through the application of a rules-based methodology that, using quantitative models, takes into account company quality, value, and catalyst factors. The Fund may receive income to the extent it invests in stocks of companies that pay dividends; however, stocks are not selected for inclusion in the Equity Portfolio Index (and therefore the Fund) based on anticipated dividend payments. The Equity Portfolio Index typically includes approximately 325–400 companies. The Equity Portfolio Index typically holds only common stocks. The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Equity Portfolio Index concentrates in that industry or group of industries. The Equity Portfolio Index is reconstituted semi‑annually.
With regard to the Equity Portfolio, the Fund, while not an index fund, invests so as to correlate its performance (before fees and expenses) with the performance of the Equity Portfolio Index, whereby the Fund generally invests in or has investment exposure to substantially all the component securities of the Equity Portfolio Index in approximately the same proportions as in the Equity Portfolio Index. However, under various circumstances, including circumstances under which it may not be possible, practicable, permissible, or desirable to purchase or hold all of the securities in the Equity Portfolio Index, or in the same weightings (for example, when replicating the Equity Portfolio Index involves practical difficulties or substantial costs, a constituent security thereof becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Equity Portfolio Index), the Fund may purchase or have investment exposure to a sample of the securities in the Equity Portfolio Index in proportions expected to replicate generally the performance of the Equity Portfolio Index as a whole. There may also be instances in which the Fund may overweight (or underweight) an Equity Portfolio Index holding, purchase (or sell) instruments not in the Equity Portfolio Index as a substitute for one or more securities in the Equity Portfolio Index or utilize various combinations of other available investment techniques in seeking to replicate the performance of the Equity Portfolio Index. The Fund may sell securities or other holdings that are represented in the Equity Portfolio Index or purchase securities or make other investments that are not yet represented in the Equity Portfolio Index in anticipation of their removal from or addition to the Equity Portfolio Index. As of August 31, 2026, the Equity Portfolio Index was concentrated in the information technology sector.
Notwithstanding the Fund’s investments in the components of the Equity Portfolio Index, the potential upside returns that the Fund may experience are limited (and, in some market conditions, significantly limited) by the sold call options that are part of the Options Portfolio, as detailed further below.
Options Portfolio
The Fund implements a “laddering” approach in which the Fund staggers its Options Portfolio to create four targeted downside protection levels via put option contracts with one expiring approximately every three months on a rolling basis, thereby rolling a portion of the Fund’s hedge on downside risk approximately every three months. The Fund ladders its targeted downside protection by purchasing put option contracts with a one-year duration, such that a tranche of put options contracts is expiring every three months. In addition, the Fund sells short-dated (typically three weeks or less), out-of-the-money call option contracts to fund the net cost of purchased put option contracts. The Fund implements this laddered approach to help offset the timing risks inherent in a single reset and roll date. No assurance can be given that the targeted level of downside protection will be realized. The Fund’s option strategy may cause the Fund to forego a portion of any upside returns of the Equity Portfolio. If an investor buys shares at a time when the Options Portfolio Index has increased since the time a call option was written by the Fund, the investor’s ability to participate in any increases in the value of the Equity Portfolio prior to the expiration of that call option may be reduced or eliminated.
In implementing the Fund’s options overlay strategy, the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) utilizes put and call option contracts on the Options Portfolio Index (and may also use Options Tracking ETFs), which are generally expected to have risk and return characteristics broadly similar to those of the Equity Portfolio Index. The put options purchased by the Fund are designed to provide downside protection based on the performance of the Options Portfolio Index as measured at the expiration of each one-year put option contract. While the Options Portfolio Index reflects broad equity market exposure, it is not identical to the Equity Portfolio (or the Equity Portfolio Index), and the Fund does not directly hedge the Equity Portfolio itself. As a result, the effectiveness of the downside protection strategy will depend in large part on the degree to which the performance of the Equity Portfolio corresponds to the performance of the Options Portfolio Index, taking into consideration that the Equity Portfolio does not seek to track the Options Portfolio Index, but rather the Equity Portfolio Index. While each of the Options Portfolio Index and the Equity Portfolio Index are comprised of U.S. large capitalization stocks, the Equity Portfolio Index also includes mid-cap stocks, thus they do not have the same investment exposures and could have different performance results. The degree to which the performance of the Equity Portfolio corresponds to the performance of the Options Portfolio Index cannot be guaranteed and, as a result, the Fund may not achieve the intended level of downside protection. At August 31, 2026, there was a 41.5% overlap in the holdings of the Options Portfolio Index (i.e., the S&P 500® Index) and the Equity Portfolio Index (i.e., the Beta Advantage® Research Enhanced U.S. Equity Index). For the 1, 3, 5 and 10-year periods ended August 31, 2026, the correlation of returns for Options Portfolio Index relative to the returns for the Equity Portfolio Index were 98.1%, 98.3%, 98.6% and 98.8%, respectively.
The Fund's options overlay strategy consists primarily of put option contracts together with sold short-dated out-of-the-money call option contracts. The Investment Manager will manage the Options Portfolio to provide exposure to: (i) purchased put option contracts with strike prices of approximately 85% of the value of the Options Portfolio Index at the time each such option is purchased and an expiration date of approximately one year; and (ii) sold short-dated call option contracts, each of which generally has an expiration date of approximately one to three weeks at initiation. Purchased put option contracts give the holder the right, but not the obligation, to sell a specified amount of the reference asset at the strike price at a specified date. The purchased put option contracts are designed to provide the targeted protection at their expiration; however, such protection is not guaranteed. Sold call option contracts provide premium income that is used to help offset the cost of establishing the put contracts. In exchange for the downside protection provided by the purchased puts, the Fund generally foregoes upside returns beyond the strike price of the sold call options. In a market environment where the level of the Options Portfolio Index is increasing above the strike prices of the sold call options, the Fund’s performance may be lower than that of the Equity Portfolio Index. The Investment Manager will sell short-dated call option contracts, which have an expiration date of one to three weeks, in an effort to minimize the risk (when compared to longer-dated call option contracts) that the Fund will be unable to participate in significant increases in the level of Options Portfolio Index. The Investment Manager may not be successful in implementing its strategy to minimize the periods during which the Fund forgoes upside returns. The Investment Manager expects the Fund’s call and put option contracts will provide exposure to the Options Portfolio Index but may also use option contracts on the SPDR® S&P 500® ETF Trust.
The Equity Portfolio Index and the Options Portfolio Index are different indexes. The Fund’s Equity Portfolio seeks to track the performance of the Equity Portfolio Index, while the Fund’s Options Portfolio uses the Options Portfolio Index. There may be differences in the return of the Equity Portfolio versus the return of the Fund’s Options Portfolio because they each use different indexes. Differences between the return of the Equity Portfolio and that of the Options Portfolio Index may reduce or eliminate the downside protection afforded by the Options Portfolio. Additionally, the sought-after downside protection is provided based on the value of the Options Portfolio Index on the day the respective put option contract is entered into. If the price at which an investor buys Fund shares has increased since the time at which a put option contract was entered into, the downside protection such investor receives may be reduced or eliminated. As noted herein, the Fund enters into, with respect to 25% of its assets, a new one-year put option contract on a quarterly basis for downside protection. Fund investors purchasing Fund shares intra-quarter may not experience the same level of downside protection or upside exposure as Fund investors purchasing Fund shares at the start of a new quarterly protection period, including potentially missing out on market rallies or experiencing greater relative downside losses. The targeted protection of each put option contract is realized fully only at its expiration. To the extent an investor purchases or sells Fund shares after a put option contract is entered into or before it expires, the benefit provided to such investor by such put contract may be reduced or eliminated. As a result of the Fund's laddered structure, the level of downside protection experienced at any point in time will reflect the combined effect of multiple option contracts staggered with different inception dates, strike prices, and expiration dates. The sought-after downside protection is only expected to be realized at the expiration of each quarterly put option and then only with regard to 25% of the Fund’s assets. This, or any of the Fund’s other (typically three), quarterly put option downside protections (covering the other 75% of the Fund’s assets) are not afforded intra-quarter.
Notwithstanding the strategy to provide downside protection, the sought-after level of downside protection is not guaranteed and would be provided before taking into account the Fund’s management fee, transaction fees and other expenses incurred by the Fund. These fees and expenses will have the effect of increasing any losses experienced by the Fund. The Fund may not be successful in limiting losses through its use of put option contracts in the Options Portfolio.
Each of the put option contracts purchased by the Fund is designed to provide targeted protection at its one-year option contract expiration date. The laddered approach of investing in one-year put option contracts every three months will result in Fund investment performance that is very different than if the Fund invested in put option contracts with a single expiration date. While the Investment Manager expects to purchase, approximately every three months, a put option contract at a strike price that creates the targeted downside protection at the conclusion of its one-year term, each option contract in the Options Portfolio will have a unique value that is dependent on its strike price and time to expiration (and where the strike stands relative to the value of Options Portfolio Index). As such, while the design of the Fund to purchase one-year put option contracts approximately every three months, with each covering 25% of the Fund's assets, is intended to provide an enhanced level of downside protection relative to a fund that only purchases one-year put options (not staggered quarterly, with each covering 25% of the Fund's assets), an investment in the Fund during an intra-quarter period may cause that investor not to receive the full benefit of the Fund's downside protection or upside participation. An investment in the Fund is appropriate only for investors who understand and are willing to accept losses and forego upside returns consistent with the Fund's downside protection design.
The Fund may use index, exchange-traded option contracts or FLexible EXchange® option contracts (FLEX Options). FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded option contracts.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.